Revenue and government financing for research expenditures - Disclosure of Changes in Deferred Revenue and Collaboration Liabilities (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 07, 2020 USD ($)	Jun. 30, 2022 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 EUR (€)
Collaboration Liabilities, Roll Forward [Abstract]
Collaboration liabilities – current portion						€ 7,647		€ 10,223	€ 7,418		€ 1,832
Collaboration liabilities – non-current portion						45,030		52,988	32,997		€ 44,854
2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Milestone payment received	€ 47,700	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Collaboration Liabilities, Roll Forward [Abstract]
Collaboration liabilities – non-current portion						45,030
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period						14,481		37,913	43,973
Revenue for the current financial year						(12,373)		(40,129)	(7,497)
Transfer from collaboration liabilities						(173)		30,989	(1,084)
Contract liabilities at end of period						10,483		14,481	37,913
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period						14,481		37,913	43,973
Contract liabilities at end of period						10,483		14,481	37,913
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period						14,481		20,159	26,572
Revenue for the current financial year						(9,499)		(22,376)	(7,497)
Transfer from collaboration liabilities						173		(30,989)	1,084
Milestone payment received								47,687
Increase through milestone payments, contract liabilities							$ 50,000	47,687
Contract liabilities at end of period						5,156		14,481	20,159
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period						14,481		20,159	26,572
Contract liabilities at end of period						5,156		14,481	20,159
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period						63,211		40,415	46,686
Contract liabilities at end of period						52,677		63,211	40,415
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period						63,211		40,415	46,686
Additions	€ 34,300	$ 36,000				0		37,564	4,262
Deductions						(10,534)		(14,768)	(10,534)
Contract liabilities at end of period						52,677		63,211	€ 40,415
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | PACIFIC-9
Collaboration Liabilities, Roll Forward [Abstract]
Additions						34,335	$ 36,000
Collaboration liabilities – non-current portion						34,335				$ 36,000
Collaboration liabilities | Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period						0
Contract liabilities at end of period						5,327		0
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period						0
Additions						8,200
Deductions						(2,874)
Contract liabilities at end of period						€ 5,327		€ 0